Equity (Loss) Earnings of Joint Ventures (Tables)	12 Months Ended
Jun. 28, 2015
VAST LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013
Net sales	$124,929	$111,844	$92,388
Cost of goods sold	105,132	94,701	76,759
Gross profit	19,797	17,143	15,629
Engineering, selling and administrative expense	16,155	14,169	17,270
Income (loss) from operations	3,642	2,974	(1,641)
Other income, net	123	1,809	497
Income (loss) before provision for Income taxes	3,765	4,783	(1,144)
Provision (benefit) for income taxes	41	810	(690)
Net income (loss)	$3,724	$3,973	$(454)
STRATTEC’s share of VAST LLC net
Income (loss)	$1,241	$1,324	$(151)
Intercompany profit eliminations	10	—	4
STRATTEC’s equity earnings (loss) of VAST LLC	$1,251	$1,324	$(147)

	June 28, 2015	June 29, 2014
Cash and cash equivalents	$5,792	$8,267
Receivables, net	23,511	24,907
Inventories, net	13,792	12,649
Other current assets	12,479	7,720
Total current assets	55,574	53,543
Property, plant and equipment, net	26,070	23,949
Other long-term assets	15,413	2,779
Total assets	$97,057	$80,271
Current liabilities	$43,605	$44,436
Long-term liabilities	7,212	6,571
Total liabilities	$50,817	$51,007
Net assets	$46,240	$29,264
STRATTEC’s share of VAST LLC net assets	$15,413	$9,755

STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for STRATTEC Advanced Logic (thousands of dollars):

	Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013
Net sales	$49	$—	$—
Cost of goods sold	450	—	—
Gross profit (loss)	(401)	—	—
Engineering, selling and administrative expense	1,492	720	153
Income (loss) from operations	(1,893)	(720)	(153)
Other income (expense), net	(4)	-	-
Net income (loss)	$(1,897)	$(720)	$(153)
STRATTEC’s share of STRATTEC Advanced Logic, LLC loss	$(1,328)	$(367)	$(78)
Loss on Guarantee of STRATTEC Advanced Logic, LLC Vendor Contract	(123)	—	—
Loss on Loan to STRATTEC Advanced Logic, LLC	(100)	—	—
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility	(488)	—	—
STRATTEC’s equity loss of STRATTEC Advanced Logic, LLC	$(2,039)	$(367)	$(78)

	June 28, 2015	June 29, 2014
Cash and cash equivalents	$71	$611
Receivables, net	14	-
Inventories, net	246	-
Property, plant and equipment, net	-	20
Total assets	$331	$631
Current liabilities	$1,600	$4
Net (liabilities) assets	$(1,269)	$627
STRATTEC’s share of STRATTEC Advanced Logic, LLC net (liabilities) assets	$(647)	$320

VAST LLC and STRATTEC Advanced Logic, LLC
Summarize of Related Party Transaction

We have sales of component parts to VAST LLC and STRATTEC Advanced Logic, LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and STRATTEC Advanced Logic LLC for the periods indicated (thousands of dollars):

	2015	2014	2013
Sales to VAST LLC	$2,298	$231	$141
Sales to STRATTEC Advanced Logic, LLC	$157	$—	$—
Purchases from VAST LLC	$164	$233	$219
Expenses charged to VAST LLC	$832	$743	$517
Expenses charged from VAST LLC	$1,825	$1,261	$729

	June 28, 2015	June 29, 2014
Accounts receivable from VAST LLC	$118	$119
Accounts receivable from STRATTEC
Advanced Logic, LLC (A)	$278	$—
Current loan receivable from STRATTEC
Advanced Logic, LLC (A)	$100	$—
Long-term loan receivable from VAST LLC	$500	$285
Accounts payable to VAST LLC	$267	$98

(A)	Based on the current financial position of STRATTEC Advanced Logic, LLC, a valuation reserve has been established as of June 28, 2015 for the full amount of the receivable balance.